			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: 287390



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
100000th Amern Energy          COM                               0    40000 SH       SOLE                    40000
Ameren Corp                    COM              023608102      271     5070 SH       SOLE                     5070
American International Group   COM              026874107      570     9194 SH       SOLE                     9194
Amgen Inc                      COM              031162100      212     2660 SH       SOLE                     2660
Anadarko Petroleum             COM              032511107      287     2998 SH       SOLE                     2998
Anheuser-Busch Co              COM              035229103      213     4960 SH       SOLE                     4960
BP P.L.C.                      COM              055622104      555     7828 SH       SOLE                     7828
Bellsouth Corp                 COM              079860102      327    12446 SH       SOLE                    12446
Biomet                         COM              090613100     6375   183665 SH       SOLE                   183665
Bristol Myers                  COM              110122108     7410   307982 SH       SOLE                   307982
Capital One Finl Corp          COM              14040H105      445     5600 SH       SOLE                     5600
Carnival Corp New              COM              143658300      200     4010 SH       SOLE                     4010
Caspen Oil Inc                 COM              147621106        0    11000 SH       SOLE                    11000
Chevron                        COM              166764100    11338   175164 SH       SOLE                   175164
Cisco Systems                  COM              17275R102      614    34285 SH       SOLE                    34285
Citigroup Inc.                 COM              172967101     7919   173975 SH       SOLE                   173975
Colgate-Palmolive Co           COM              194162103     8166   154693 SH       SOLE                   154693
Commerce Bancshares Inc        COM              200525103     8197   159230 SH       SOLE                   159230
Costco Wholesale Corp          COM              22160k105     4338   100665 SH       SOLE                   100665
DJ US Basic Materials Index    COM              464287838     8349   172897 SH       SOLE                   172897
Dell Computer                  COM              24702R101      247     7232 SH       SOLE                     7232
Disney Walt Co                 COM              254687106      348    14430 SH       SOLE                    14430
DuPont de Nemours              COM              263534109      275     7019 SH       SOLE                     7019
E M C Corp Mass Comm           COM              268648102      174    13425 SH       SOLE                    13425
Exxon Mobil Corp               COM              30231g102    11967   188330 SH       SOLE                   188330
Fiserv Inc                     COM              337738108      237     5172 SH       SOLE                     5172
General Electric               COM              369604103     8909   264601 SH       SOLE                   264601
Graphic Packaging Corp New     COM              388688103      822   293682 SH       SOLE                   293682
Home Depot                     COM              437076102      628    16474 SH       SOLE                    16474
I Shares Dow Jones US Energy   COM              464287796     1046    11470 SH       SOLE                    11470
I Shares Dow Jones US Telecom  COM              464287713     1054    44530 SH       SOLE                    44530
I Shares Msci Japan Index      COM              464286848      126    10300 SH       SOLE                    10300
I Shares S&P 500 Index         COM              464287200     9854    80110 SH       SOLE                    80110
I Shares S&P 600 Small Cap     COM              464287804      220     3810 SH       SOLE                     3810
I Shares Trust DJ US Healthcar COM              464287762     1206    19400 SH       SOLE                    19400
I Shares Trust Dow Jones Selec COM              464287168    19193   308180 SH       SOLE                   308180
I-Shares S&P 500 Barra Growth  COM              464287309    15682   267705 SH       SOLE                   267705
Int'l Game Tech                COM              459902102      207     7650 SH       SOLE                     7650
Intel Corp                     COM              458140100     7944   322290 SH       SOLE                   322290
Intl Business Machines         COM              459200101      907    11301 SH       SOLE                    11301
Janus Capital Group Inc        COM              47102X105      335    23150 SH       SOLE                    23150
Johnson & Johnson              COM              478160104     8592   135777 SH       SOLE                   135777
Kimberly-Clark                 COM              494368103     7504   126051 SH       SOLE                   126051
L-3 Communications Holdings    COM              502424104     9112   115245 SH       SOLE                   115245
Medtronic Inc                  COM              585055106     8526   159015 SH       SOLE                   159015
Microsoft Corp                 COM              594918104     8175   317735 SH       SOLE                   317735
Molson Coors Brewing CO        COM              60871r209    28891   451357 SH       SOLE                   451357
Pepsico                        COM              713448108      523     9229 SH       SOLE                     9229
Pfizer Inc                     COM              717081103      349    13969 SH       SOLE                    13969
Pinnacle West Capital Corp     COM              723484101     7481   169720 SH       SOLE                   169720
Qualcomm Inc                   COM              747525103     6411   143263 SH       SOLE                   143263
Royal Dutch Shell PLC - ADR A  COM              780259206      205     3125 SH       SOLE                     3125
S&P 500 Barra Value Index - I  COM              464287408     1066    16620 SH       SOLE                    16620
S&P Midcap 400 Index           COM              464287507    22784   317233 SH       SOLE                   317233
SBC Communications             COM              78387g103      372    15507 SH       SOLE                    15507
U S Bancorp                    COM              902973304      243     8649 SH       SOLE                     8649
United Parcel Service          COM              911312106     7461   107925 SH       SOLE                   107925
Verisign Inc                   COM              92343E102     7427   347550 SH       SOLE                   347550
Verizon Communications         COM              92343V104     7660   234309 SH       SOLE                   234309
Walmart Stores Inc             COM              931142103      226     5153 SH       SOLE                     5153
Wells Fargo                    COM              949746101     7212   123140 SH       SOLE                   123140